Morgan Stanley Dean Witter S&P 500 Select Fund           Two World Trade Center,
Letter to the Shareholders February 29, 2000            New York, New York 10048

DEAR SHAREHOLDER:

During the 12-month period ended February 29, 2000, financial markets around the world continued to experience volatility. After peaking in the middle of July, stock prices pulled back in the fall on concerns that the U.S. economy might be growing too fast. The issue was manifested in two Federal Reserve Board moves, in June and August, that raised the federal funds rate a total of 50 basis points. These actions were followed by two additional moves that raised rates by another 50 basis points by the end of February. All of this occurred in an economic setting in which inflation remained low while the economy continued to grow. Commodity-related industries, led by rising oil prices, rebounded sharply during the first six months of the period, while technology issues led the major indexes to new highs in the second half.

PERFORMANCE AND PORTFOLIO STRATEGY

For the 12-month period ended February 29, 2000, Morgan Stanley Dean Witter S&P 500 Select Fund's Class A, B, C and D shares posted returns of 11.50 percent,
10.67 percent, 10.67 percent and 11.84 percent, respectively. During the same period, the Standard & Poor's 500 Composite Stock Price Index (S&P 500 Index) returned 11.73 percent. The performance of the Fund's four share classes varies because of differing expenses. Total return figures assume the reinvestment of all distributions and do not reflect the deduction of any applicable sales charges. The accompanying chart compares the performance of the Fund to that of the S&P 500 Index.

The Fund, which commenced operations on September 28, 1998, seeks to deliver investment performance, before expenses, that is above the total return of the S&P 500 by investing in the common stocks of selected companies included in the index. The Fund seeks, according to the recommendations and research of Wall Street analysts, to filter out the potential underperforming stocks from the Index while focusing on stronger performers. Based on these criteria, the Fund ended the year

Morgan Stanley Dean Witter S&P 500 Select Fund
Letter to the Shareholders February 29, 2000, continued

slightly overweight in the technology, capital goods and communication services sectors and a bit underweight in the energy, basic materials and consumer staples sectors. The Fund remained diversified across a broad range of industries and companies in an effort to reduce the volatility of specific sectors.

LOOKING AHEAD

In the months ahead, we believe that the stock market will show continued volatility as a result of concerns over rising interest rates and valuations. Certain sectors, however, should exhibit strong earnings growth. Furthermore, we believe that both large-cap and small-cap stocks will participate fully in continued market gains. With its diversified portfolio, the Fund is well positioned to participate in any future market gains.

We appreciate your ongoing support of the Morgan Stanley Dean Witter S&P 500 Select Fund and look forward to continuing to serve your investment needs.

Very truly yours,


/s/ Charles A. Fiumefreddo                    /s/ Mitchell M. Merin
--------------------------                    ---------------------
CHARLES A. FIUMEFREDDO                        MITCHELL M. MERIN
Chairman of the Board                         President

Morgan Stanley Dean Witter S&P 500 Select Fund
Fund Performance February 29, 2000

GROWTH OF $10,000 CLASS B
($ in Thousands)

--------------------------------------------------------------------------------
       Date             Class A      Class B     Class C     Class D     S&P 500
--------------------------------------------------------------------------------
September 28, 1998       9,475       10,000      10,000      10,000      10,000
--------------------------------------------------------------------------------
February 28, 1999       11,211       11,796      11,794      11,838      11,874
--------------------------------------------------------------------------------
February 29, 2000       12,500(3)    12,655(3)   13,053(3)   13,240(3)   13,266
--------------------------------------------------------------------------------


     -- Class A     -- Class B   -- Class C     -- Class D     -- S&P 500 (4)


PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. PERFORMANCE FOR CLASS A, CLASS B, CLASS C, AND CLASS D SHARES WILL VARY DUE TO DIFFERENCES IN SALES CHARGES AND EXPENSES.

AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------
                       CLASS A SHARES*
--------------------------------------------------------------
PERIOD ENDED 2/29/00
--------------------
1 Year                              11.50%(1)        5.65%(2)
Since Inception (9/28/98)           21.53%(1)       17.01%(2)


                       CLASS C SHARES+
--------------------------------------------------------------
PERIOD ENDED 2/29/00
--------------------
1 Year                              10.67%(1)        9.67%(2)
Since Inception (9/28/98)           20.62%(1)       20.62%(2)


                       CLASS B SHARES**
--------------------------------------------------------------
PERIOD ENDED 2/29/00
--------------------
1 Year                              10.67%(1)        5.67%(2)
Since Inception (9/28/98)           20.63%(1)       18.02%(2)


                       CLASS D SHARES#
--------------------------------------------------------------
PERIOD ENDED 2/29/00
--------------------
1 Year                              11.84%(1)
Since Inception (9/28/98)           21.84%(1)

---------------
(1) Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.
(2) Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.
(3)  Closing value assuming a complete redemption on February 29, 2000.
(4) The Standard & Poor's 500 Stock Index (S&P 500) is a broad-based index, the performance of which is based on the average performance of 500 widely held common stocks. The performance of the Index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.
*    The maximum front-end sales charge for Class A is 5.25%.
** The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years.
+ The maximum contingent deferred sales charge for Class C shares is 1% for shares redeemed within one year of purchase.
#    Class D shares have no sales charge.

Morgan Stanley Dean Witter S&P 500 Select Fund
Portfolio of Investments February 29, 2000

   NUMBER OF
    SHARES                                                       VALUE
 ------------                                                 ------------
                    COMMON STOCKS (96.3%)
                    Accident & Health Insurance (0.1%)
    1,567           Torchmark Corp. .......................   $     31,046
    2,957           UNUMProvident Corp. ...................         39,550
                                                              ------------
                                                                    70,596
                                                              ------------
                    Advertising (0.3%)
    2,318           Interpublic Group of Companies,
                    Inc. ..................................         93,155
    1,914           Omnicom Group, Inc. ...................        180,275
      854           Young & Rubicam, Inc. .................         43,127
                                                              ------------
                                                                   316,557
                                                              ------------
                    Aerospace (0.6%)
    8,794           Boeing Co. ............................        324,279
    1,230           Goodrich (B.F.) Co. (The) .............         29,443
      642           Northrop Grumman Corp. ................         29,171
    5,920           United Technologies Corp. .............        301,550
                                                              ------------
                                                                   684,443
                                                              ------------
                    Airlines (0.2%)
    1,337           AMR Corp.* ............................         70,694
    1,297           Delta Air Lines, Inc. .................         59,176
    5,912           Southwest Airlines Co. ................        109,002
                                                              ------------
                                                                   238,872
                                                              ------------
                    Alcoholic Beverages (0.3%)
    5,371           Anheuser-Busch Companies, Inc. ........        344,415
      564           Coors (Adolph) Co. (Class B) ..........         24,745
                                                              ------------
                                                                   369,160
                                                              ------------
                    Aluminum (0.3%)
    2,519           Alcan Aluminium, Ltd. (Canada) ........         83,127
    4,220           Alcoa, Inc. ...........................        289,070
                                                              ------------
                                                                   372,197
                                                              ------------
                    Apparel (0.0%)
      738           Liz Claiborne, Inc. ...................         27,629
                                                              ------------
                    Auto Parts: O.E.M. (0.3%)
    1,947           Dana Corp. ............................         41,495
    8,622           Delphi Automotive Systems Corp.                143,880
      896           Eaton Corp. ...........................         67,144
      770           Johnson Controls, Inc. ................         41,099
    1,560           TRW Inc. ..............................         74,880
                                                              ------------
                                                                   368,498
                                                              ------------
                    Beverages - Non-Alcoholic (1.3%)
   20,554           Coca Cola Co.** .......................        995,584
    4,453           Coca-Cola Enterprises Inc. ............        104,089
   15,654           PepsiCo, Inc. .........................        504,841
                                                              ------------
                                                                 1,604,514
                                                              ------------

   NUMBER OF
    SHARES                                                       VALUE
 ------------                                                 ------------
                    Biotechnology (0.8%)
  11,056            Amgen Inc.* ...........................   $    753,190
   1,430            Biogen, Inc. ..........................        154,351
                                                              ------------
                                                                   907,541
                                                              ------------
                    Books/Magazines (0.0%)
     708            Harcourt General, Inc. ................         24,382
     528            Meredith Corp. ........................         15,114
                                                              ------------
                                                                    39,496
                                                              ------------
                    Broadcasting (0.6%)
   8,207            CBS Corp.* ............................        488,829
   3,759            Clear Channel Communications,
                      Inc.* ...............................        250,443
                                                              ------------
                                                                   739,272
                                                              ------------
                    Building Materials (0.0%)
     505            Owens Corning .........................          7,322
                                                              ------------
                    Building Materials/DIY Chains (1.4%)
  24,862            Home Depot, Inc. (The) ................      1,437,334
   4,239            Lowe's Companies, Inc. ................        201,882
                                                              ------------
                                                                 1,639,216
                                                              ------------
                    Building Products (0.1%)
     253            Armstrong World Industries, Inc. ......          4,807
   5,026            Masco Corp. ...........................         89,840
                                                              ------------
                                                                    94,647
                                                              ------------
                    Cable Television (0.7%)
   9,367            Comcast Corp. (Class A Special)* ......        398,097
   5,098            MediaOne Group, Inc.* .................        400,193
                                                              ------------
                                                                   798,290
                                                              ------------
                    Casino/Gambling (0.0%)
   2,042            Harrah's Entertainment, Inc.* .........         39,053
                                                              ------------
                    Cellular Telephone (0.8%)
   3,971            Nextel Communications, Inc.
                    (Class A)* ............................        543,034
   8,728            Sprint Corp. (PCS Group)* .............        451,674
                                                              ------------
                                                                   994,708
                                                              ------------
                    Clothing/Shoe/Accessory Stores (0.5%)
   8,562            Gap, Inc. (The) .......................        413,652
   2,416            Limited (The), Inc. ...................         82,144
   1,475            Nordstrom, Inc. .......................         31,436
   3,391            TJX Companies, Inc. ...................         54,044
                                                              ------------
                                                                   581,276
                                                              ------------
                    Computer Communications (4.2%)
   2,925            3Com Corp.* ...........................        287,198
     874            Adaptec, Inc.* ........................         35,779
   1,641            Cabletron Systems, Inc.* ..............         80,409
  35,432            Cisco Systems, Inc.* ..................      4,681,453
                                                              ------------
                                                                 5,084,839
                                                              ------------

                        See Notes to Financial Statements

Morgan Stanley Dean Witter S&P 500 Select Fund
Portfolio of Investments February 29, 2000, continued

   NUMBER OF
    SHARES                                                       VALUE
 ------------                                                ------------
                    Computer Software (7.0%)
   4,243            Adobe Systems, Inc. ..................   $    432,521
     669            Autodesk, Inc. .......................         29,770
   2,100            BMC Software, Inc.* ..................         96,600
   2,150            Citrix Systems, Inc. .................        226,691
   5,816            Computer Associates
                      International, Inc. ................        374,041
   3,838            Compuware Corp.* .....................         84,916
  53,018            Microsoft Corp.* ** ..................      4,735,170
   3,514            Novell, Inc.* ........................        116,182
  31,200            Oracle Corp.* ........................      2,314,650
   2,862            Parametric Technology Corp.* .........         86,754
                                                             ------------
                                                                8,497,295
                                                             ------------
                    Computer/Video Chains (0.2%)
   2,156            Best Buy Co., Inc.* ..................        117,232
   2,133            Circuit City Stores, Inc. - Circuit
                      City Group .........................         86,120
   2,121            Tandy Corp. ..........................         80,731
                                                             ------------
                                                                  284,083
                                                             ------------
                    Construction/Agricultural
                      Equipment/Trucks (0.2%)
   3,030            Caterpillar, Inc. ....................        106,239
   1,966            Deere & Co. ..........................         70,284
   1,627            Navistar International Corp.* ........         53,284
                                                             ------------
                                                                  229,807
                                                             ------------
                    Consumer Electronics/
                      Appliances (0.0%)
     666            Maytag Corp. .........................         17,607
     612            Whirlpool Corp. ......................         33,239
                                                             ------------
                                                                   50,846
                                                             ------------
                    Consumer Sundries (0.0%)
     862            American Greetings Corp.
                      (Class A) ..........................         14,869
                                                             ------------
                    Containers/Packaging (0.1%)
     368            Ball Corp. ...........................          9,913
     294            Bemis Company, Inc. ..................          8,746
   1,956            Owens-Illinois, Inc.* ................         27,017
   1,839            Pactiv Corp.* ........................         15,287
     951            Sealed Air Corp.* ....................         47,253
     563            Temple-Inland, Inc. ..................         28,783
                                                             ------------
                                                                  136,999
                                                             ------------
                    Contract Drilling (0.1%)
     919            Rowan Companies, Inc.* ...............         23,090
   2,345            Transocean Sedco Forex Inc. ..........         92,481
                                                             ------------
                                                                  115,571
                                                             ------------


   NUMBER OF
    SHARES                                                       VALUE
 ------------                                                ------------
                    Department Stores (0.3%)
   2,740            Federated Department Stores,
                      Inc.* ..............................   $    100,524
   2,063            Kohl's Corp.* ........................        156,401
   3,311            May Department Stores Co. ............         86,707
                                                             ------------
                                                                  343,632
                                                             ------------
                    Discount Chains (2.5%)
     646            Consolidated Stores Corp.* ...........          7,267
   5,018            Costco Wholesale Corp.* ..............        249,645
   2,765            Dollar General Corp. .................         57,892
   4,341            Kmart Corp.* .........................         38,255
   4,925            Target Corp. .........................        290,575
  49,584            Wal-Mart Stores, Inc.** ..............      2,414,121
                                                             ------------
                                                                3,057,755
                                                             ------------
                    Diversified Commercial Services (0.1%)
   2,383            Paychex, Inc. ........................        119,299
                                                             ------------
                    Diversified Financial Services (2.3%)
   4,322            American Express Co. .................        579,958
  41,204            Citigroup, Inc. ......................      2,129,732
   1,531            Providian Financial Corp. ............         99,228
                                                             ------------
                                                                2,808,918
                                                             ------------
                    Diversified Manufacturing (1.1%)
   1,640            Danaher Corp. ........................         66,932
   2,351            Dover Corp. ..........................         90,660
   8,092            Honeywell International, Inc. ........        389,427
     704            ITT Industries, Inc. .................         17,072
   1,863            Thermo Electron Corp.* ...............         29,109
  20,820            Tyco International Ltd. (Bermuda)             789,859
                                                             ------------
                                                                1,383,059
                                                             ------------
                    Drugstore Chains (0.3%)
   4,409            CVS Corp. ............................        154,315
   9,123            Walgreen Co. .........................        235,487
                                                             ------------
                                                                  389,802
                                                             ------------
                    E.D.P. Peripherals (1.3%)
  11,000            EMC Corp.* ...........................      1,309,000
   1,368            Lexmark International Group, Inc.
                      (Class A)* .........................        163,134
     455            Network Appliance, Inc.* .............         85,881
                                                             ------------
                                                                1,558,015
                                                             ------------
                    E.D.P. Services (1.0%)
   5,221            Automatic Data Processing, Inc. ......        227,440
  15,530            Ceridian Corp.* ......................        307,688
   1,746            Computer Sciences Corp.* .............        137,607
   5,167            Electronic Data Systems Corp. ........        334,563
   4,495            First Data Corp. .....................        202,275
                                                             ------------
                                                                1,209,573
                                                             ------------

                        See Notes to Financial Statements

Morgan Stanley Dean Witter S&P 500 Select Fund
Portfolio of Investments February 29, 2000, continued

   NUMBER OF
    SHARES                                                        VALUE
 ------------                                                 ------------
                    Electric Utilities (1.4%)
   2,342            AES Corp. (The)* ......................   $    196,289
   1,780            CMS Energy Corp. ......................         29,815
   3,257            Consolidated Edison, Inc. .............         89,771
   2,583            Constellation Energy Group, Inc. ......         76,844
   2,757            Dominion Resources, Inc. ..............        101,147
   6,681            Duke Energy Corp. .....................        324,028
   5,351            Edison International ..................        140,798
   3,603            Entergy Corp. .........................         72,961
   2,990            FPL Group, Inc. .......................        115,489
   3,570            PECO Energy Co. .......................        133,206
   1,196            Pinnacle West Capital Corp. ...........         33,039
   4,784            Reliant Energy, Inc. ..................         98,371
   4,643            Texas Utilities Co. ...................        151,478
   3,610            Unicom Corp. ..........................        136,503
                                                              ------------
                                                                 1,699,739
                                                              ------------
                    Electrical Products (0.2%)
   3,670            Emerson Electric Co. ..................        167,214
   1,422            Molex Inc. ............................         79,276
     599            Thomas & Betts Corp. ..................         13,440
                                                              ------------
                                                                   259,930
                                                              ------------
                    Electronic Components (0.2%)
     484            Andrew Corp.* .........................         11,918
   3,143            Solectron Corp.* ......................        205,866
                                                              ------------
                                                                   217,784
                                                              ------------
                    Electronic Data Processing (5.9%)
   4,187            Apple Computer, Inc.* .................        479,935
  14,245            Compaq Computer Corp. .................        354,344
  27,589            Dell Computer Corp.* ..................      1,124,252
   3,478            Gateway, Inc. .........................        239,112
  11,081            Hewlett-Packard Co. ...................      1,490,395
  19,667            International Business Machines
                      Corp. ...............................      2,006,034
     812            NCR Corp.* ............................         30,805
  13,819            Sun Microsystems, Inc.* ...............      1,316,260
   3,498            Unisys Corp.* .........................        104,721
                                                              ------------
                                                                 7,145,858
                                                              ------------
                    Electronic Production
                      Equipment (1.4%)
   5,739            Applied Materials, Inc.* ..............      1,049,520
   6,118            KLA-Tencor Corp.* .....................        476,822
   1,964            Teradyne, Inc.* .......................        170,868
                                                              ------------
                                                                 1,697,210
                                                              ------------
                    Environmental Services (0.1%)
  11,707            Allied Waste Industries, Inc.* ........         65,852
                                                              ------------


   NUMBER OF
    SHARES                                                        VALUE
 ------------                                                 ------------
                    Finance Companies (1.4%)
   8,872            Associates First Capital Corp.
                      (Class A) ...........................   $    176,331
   2,110            Capital One Financial Corp. ...........         77,674
   1,082            Countrywide Credit Industries,
                      Inc. ................................         26,982
  12,421            Fannie Mae ............................        658,313
   8,411            Freddie Mac ...........................        351,159
   5,047            Household International, Inc. .........        161,189
   8,737            MBNA Corp. ............................        198,767
   1,465            SLM Holding Corp. .....................         45,873
                                                              ------------
                                                                 1,696,288
                                                              ------------
                    Financial Publishing/Services (0.1%)
   1,533            Dun & Bradstreet Corp. ................         40,145
   1,329            Equifax, Inc. .........................         28,158
   2,084            McGraw-Hill Companies, Inc. ...........        106,024
                                                              ------------
                                                                   174,327
                                                              ------------
                    Fluid Controls (0.3%)
   8,972            Parker-Hannifin Corp. .................        325,235
                                                              ------------
                    Food Chains (0.4%)
     551            Great Atlantic & Pacific Tea Co.,
                      Inc. ................................         12,914
  12,949            Kroger Co.* ...........................        192,616
   7,593            Safeway Inc.* .........................        292,805
                                                              ------------
                                                                   498,335
                                                              ------------
                    Food Distributors (0.1%)
   1,606            Supervalu, Inc. .......................         27,603
   3,472            SYSCO Corp. ...........................        113,925
                                                              ------------
                                                                   141,528
                                                              ------------
                    Forest Products (0.1%)
   1,452            Georgia-Pacific Corp. .................         50,366
   2,051            Weyerhaeuser Co. ......................        105,242
                                                              ------------
                                                                   155,608
                                                              ------------
                    Generic Drugs (0.0%)
   1,075            Watson Pharmaceuticals, Inc.* .........         43,000
                                                              ------------
                    Home Building (0.0%)
     594            Centex Corp. ..........................         11,694
     598            Kaufman & Broad Home Corp. ............         11,437
     707            Pulte Corp. ...........................         11,886
                                                              ------------
                                                                    35,017
                                                              ------------

                        See Notes to Financial Statements

Morgan Stanley Dean Witter S&P 500 Select Fund
Portfolio of Investments February 29, 2000, continued

   NUMBER OF
    SHARES                                                      VALUE
 ------------                                                 ---------
                    Home Furnishings (0.1%)
    2,071           Leggett & Platt, Inc. .................   $  34,819
    2,480           Newell Rubbermaid, Inc. ...............      57,350
      608           Tupperware Corp. ......................      10,450
                                                              ---------
                                                                102,619
                                                              ---------
                    Hospital/Nursing Management (0.2%)
    6,173           Columbia/HCA Healthcare Corp. .........     119,216
      621           Manor Care, Inc. ......................       5,395
    3,506           Tenet Healthcare Corp.* ...............      61,355
                                                              ---------
                                                                185,966
                                                              ---------
                    Hotels/Resorts (0.2%)
    7,203           Carnival Corp. ........................     207,536
    2,339           Marriott International, Inc.
                      (Class A) ...........................      64,469
                                                              ---------
                                                                272,005
                                                              ---------
                    Industrial Machinery/Components (0.2%)
    4,092           Illinois Tool Works Inc. ..............     211,505
    1,917           Ingersoll-Rand Co. ....................      73,445
                                                              ---------
                                                                284,950
                                                              ---------
                    Industrial Specialties (0.1%)
    1,704           Ecolab, Inc. ..........................      48,138
    1,332           Pall Corp. ............................      26,307
                                                              ---------
                                                                 74,445
                                                              ---------
                    Insurance Brokers/Services (0.2%)
    2,786           AON Corp. .............................      58,332
    2,838           Marsh & McLennan Companies,
                      Inc. ................................     219,590
                                                              ---------
                                                                277,922
                                                              ---------
                    Integrated Oil Companies (3.5%)
    1,312           Amerada Hess Corp. ....................      66,338
    6,592           Chevron Corp. .........................     492,340
   10,953           Conoco, Inc. (Class B) ................     215,637
   28,672           Exxon Mobil Corp.** ...................   2,159,360
    3,701           Phillips Petroleum Co. ................     141,563
   17,850           Royal Dutch Petroleum Co. (ADR)
                      (Netherlands) .......................     937,125
    4,511           Texaco, Inc. ..........................     213,991
    2,153           Unocal Corp. ..........................      57,593
                                                              ---------
                                                              4,283,947
                                                              ---------
                    Internet Services (1.9%)
   24,360           America Online, Inc.* .................   1,437,240
    5,670           Yahoo! Inc.* ..........................     905,428
                                                              ---------
                                                              2,342,668
                                                              ---------


   NUMBER OF
    SHARES                                                      VALUE
 ------------                                                 ---------
                    Investment Bankers/Brokers/
                      Services (0.8%)
   1,203            Bear Stearns Companies, Inc. ..........   $  47,218
   1,153            Lehman Brothers Holdings, Inc. ........      83,593
   4,183            Merrill Lynch & Co., Inc. .............     428,758
   1,292            Paine Webber Group, Inc. ..............      49,419
   9,513            Schwab (Charles) Corp. ................     397,762
                                                              ---------
                                                              1,006,750
                                                              ---------
                    Investment Managers (0.1%)
   2,093            Franklin Resources, Inc. ..............      56,903
     857            Price (T.) Rowe Associates, Inc. ......      28,227
                                                              ---------
                                                                 85,130
                                                              ---------
                    Life Insurance (0.3%)
   3,667            American General Corp. ................     191,372
   4,291            Conseco, Inc. .........................      62,756
   2,331            Lincoln National Corp. ................      64,831
                                                              ---------
                                                                318,959
                                                              ---------
                    Major Banks (3.8%)
  23,915            Bank of America Corp. .................   1,101,585
  10,079            Bank of New York Co., Inc. ............     335,757
   3,631            BB&T Corp. ............................      85,329
  11,613            Chase Manhattan Corp. (The) ...........     924,685
   1,905            Comerica, Inc. ........................      70,366
  12,638            FleetBoston Financial Corp. ...........     344,386
   7,059            Mellon Financial Corp. ................     212,652
   3,201            PNC Bank Corp. ........................     123,839
   2,069            SouthTrust Corp. ......................      47,458
   1,794            State Street Corp. ....................     130,738
   4,366            SunTrust Banks, Inc. ..................     221,847
   7,731            U.S. Bancorp ..........................     141,574
   2,268            Wachovia Corp. ........................     129,701
  22,260            Wells Fargo & Co. .....................     735,971
                                                              ---------
                                                              4,605,888
                                                              ---------
                    Major Chemicals (0.8%)
  13,557            Du Pont (E.I.) de Nemours & Co.,
                      Inc. ................................     684,629
   5,223            Monsanto Co. ..........................     202,718
   2,858            Rohm & Haas Co. .......................     115,392
                                                              ---------
                                                              1,002,739
                                                              ---------
                    Major Pharmaceuticals (5.9%)
  16,592            Abbott Laboratories ...................     543,388
  10,901            American Home Products Corp. ..........     474,194
  16,553            Bristol-Myers Squibb Co. ..............     940,417
  15,039            Johnson & Johnson .....................   1,079,048
   9,051            Lilly (Eli) & Co. .....................     537,969

                        See Notes to Financial Statements

Morgan Stanley Dean Witter S&P 500 Select Fund
Portfolio of Investments February 29, 2000, continued

  NUMBER OF
   SHARES                                                         VALUE
------------                                                   -----------
  19,465            Merck & Co., Inc.** ....................   $ 1,198,314
  32,000            Pfizer, Inc.** .........................     1,028,000
   4,250            Pharmacia & Upjohn, Inc. ...............       202,406
  14,847            Schering-Plough Corp. ..................       517,789
   7,117            Warner-Lambert Co. .....................       608,948
                                                               -----------
                                                                 7,130,473
                                                               -----------
                    Major U.S. Telecommunications (6.3%)
   3,347            ALLTEL Corp. ...........................       194,126
  34,374            AT&T Corp. .............................     1,699,365
  16,898            Bell Atlantic Corp. ....................       826,946
  15,506            BellSouth Corp. ........................       631,870
  10,537            GTE Corp. ..............................       621,683
  30,665            MCI WorldCom, Inc.* ....................     1,368,426
  37,225            SBC Communications, Inc. ...............     1,414,550
   9,386            Sprint Corp. (FON Group) ...............       572,546
   4,232            U.S. West, Inc. ........................       307,349
                                                               -----------
                                                                 7,636,861
                                                               -----------
                    Managed Health Care (0.4%)
   1,301            Aetna Inc. .............................        53,504
   6,628            United HealthCare Corp. ................       338,857
     751            Wellpoint Health Networks, Inc.* .......        50,693
                                                               -----------
                                                                   443,054
                                                               -----------
                    Meat/Poultry/Fish (0.1%)
   6,160            ConAgra, Inc. ..........................       100,870
                                                               -----------
                    Media Conglomerates (1.8%)
  17,102            Disney (Walt) Co. ......................       572,917
  14,029            Time Warner Inc. .......................     1,199,480
   7,578            Viacom, Inc. (Class B)* ................       422,474
                                                               -----------
                                                                 2,194,871
                                                               -----------
                    Medical Equipment & Supplies (0.5%)
  12,978            Medtronic, Inc. ........................       628,622
                                                               -----------
                    Medical Specialties (0.8%)
   1,094            ALZA Corp. (Class A)* ..................        40,136
     350            Bard (C.R.), Inc. ......................        13,825
     621            Bausch & Lomb, Inc. ....................        32,758
   3,192            Baxter International, Inc. .............       173,964
   2,207            Becton, Dickinson & Co. ................        68,555
   1,307            Biomet, Inc. ...........................        43,131
   3,378            Boston Scientific Corp.* ...............        61,649
   3,365            Guidant Corp. ..........................       226,717
   2,312            PE Corporation-PE Biosystems
                      Group ................................       243,916
     688            St. Jude Medical, Inc.* ................        17,974
                                                               -----------
                                                                   922,625
                                                               -----------


  NUMBER OF
   SHARES                                                         VALUE
------------                                                   -----------
                    Medical/Dental Distributors (0.1%)
   3,522            Cardinal Health, Inc. ..................   $   145,283
                                                               -----------
                    Mid-Sized Banks (0.5%)
   4,572            AmSouth Bancorporation .................        66,294
   3,587            Fifth Third Bancorp ....................       186,524
  13,371            Firstar Corp. ..........................       238,171
   1,218            Old Kent Financial Corp. ...............        31,896
   1,513            Union Planters Corp. ...................        41,418
                                                               -----------
                                                                   564,303
                                                               -----------
                    Military/Gov't/Technical (0.2%)
   2,405            General Dynamics Corp. .................       104,016
     684            PerkinElmer, Inc. ......................        44,204
   2,903            Raytheon Co. (Class B) .................        53,706
                                                               -----------
                                                                   201,926
                                                               -----------
                    Motor Vehicles (0.7%)
  17,436            Ford Motor Co. .........................       725,774
   1,851            Harley-Davidson, Inc. ..................       126,099
                                                               -----------
                                                                   851,873
                                                               -----------
                    Movies/Entertainment (0.2%)
   4,762            Seagram Co. Ltd. (Canada) ..............       279,768
                                                               -----------
                    Multi-Line Insurance (1.6%)
   8,592            Allstate Corp. .........................       167,544
  16,793            American International Group,
                      Inc. .................................     1,485,131
   2,077            CIGNA Corp. ............................       153,309
   2,390            Hartford Financial Services
                      Group, Inc. ..........................        74,688
                                                               -----------
                                                                 1,880,672
                                                               -----------
                    Multi-Sector Companies (4.1%)
     623            Crane Co. ..............................        12,382
   1,719            Fortune Brands, Inc. ...................        37,603
  36,185            General Electric Co. ...................     4,783,205
   3,328            McDermott International, Inc. ..........        31,200
     422            National Service Industries, Inc. ......         8,651
   1,426            Textron, Inc. ..........................        86,986
                                                               -----------
                                                                 4,960,027
                                                               -----------
                    Natural Gas (0.0%)
     341            Nicor Inc. .............................        10,358
     454            ONEOK, Inc. ............................        10,300
     357            Peoples Energy Corp. ...................        10,331
                                                               -----------
                                                                    30,989
                                                               -----------
                    Newspapers (0.3%)
     767            Dow Jones & Co., Inc. ..................        47,842
   2,308            Gannett Co., Inc. ......................       150,453
     708            Knight-Ridder, Inc. ....................        33,188

                        See Notes to Financial Statements

Morgan Stanley Dean Witter S&P 500 Select Fund
Portfolio of Investments February 29, 2000, continued

  NUMBER OF
   SHARES                                                        VALUE
------------                                                 -----------
   1,987            New York Times Co. (The)
                      (Class A) ..........................   $    83,951
     450            Times Mirror Co. (Class A) ...........        22,950
                                                             -----------
                                                                 338,384
                                                             -----------
                    Office Equipment/Supplies (0.3%)
     967            Avery Dennison Corp. .................        58,685
   2,799            Pitney Bowes, Inc. ...................       138,551
   5,913            Xerox Corp. ..........................       128,238
                                                             -----------
                                                                 325,474
                                                             -----------
                    Oil & Gas Production (0.2%)
   1,491            Anardarko Petroleum Corp. ............        45,848
   1,172            Apache Corp. .........................        42,778
   2,400            Burlington Resources, Inc. ...........        66,300
     790            Kerr-McGee Corp. .....................        35,353
   3,017            Union Pacific Resources Group,
                      Inc. ...............................        26,964
                                                             -----------
                                                                 217,243
                                                             -----------
                    Oil Refining/Marketing (0.4%)
   1,238            Sunoco, Inc. .........................        30,563
   2,026            Tosco Corp. ..........................        54,196
  18,050            USX-Marathon Group ...................       390,331
                                                             -----------
                                                                 475,090
                                                             -----------
                    Oil/Gas Transmission (0.9%)
   2,529            Coastal Corp. ........................       106,376
     721            Columbia Energy Group ................        42,539
   2,714            El Paso Energy Corp. .................       100,588
    8586            Enron Corp. ..........................       592,434
   5,298            Williams Companies, Inc. .............       221,523
                                                             -----------
                                                               1,063,460
                                                             -----------
                    Oilfield Services/Equipment (0.6%)
   3,097            Baker Hughes Inc. ....................        80,135
   4,825            Halliburton Co. ......................       184,255
   6,005            Schlumberger Ltd. (Netherlands) ......       443,619
                                                             -----------
                                                                 708,009
                                                             -----------
                    Other Consumer Services (0.2%)
   1,230            Block (H.&R.), Inc. ..................        53,966
   8,294            Cendant Corp.* .......................       147,737
                                                             -----------
                                                                 201,703
                                                             -----------
                    Other Metals/Minerals (0.1%)
     974            Allegheny Technologies Inc. ..........        16,497
   1,679            Inco Ltd. (Canada)* ..................        29,383
     598            Phelps Dodge Corp. ...................        28,231
                                                             -----------
                                                                  74,111
                                                             -----------
                    Other Specialty Stores (0.2%)
   1,457            AutoZone, Inc.* ......................        35,788
   1,705            Bed Bath & Beyond Inc.* ..............        48,273


  NUMBER OF
   SHARES                                                        VALUE
------------                                                 -----------
   3,806            Office Depot, Inc.* ..................   $    46,386
   5,222            Staples, Inc.* .......................       140,994
                                                             -----------
                                                                 271,441
                                                             -----------
                    Other Telecommunications (0.4%)
   1,467            CenturyTel, Inc. .....................        49,328
   8,182            Global Crossing Ltd. (Bermuda)* ......       381,486
                                                             -----------
                                                                 430,814
                                                             -----------
                    Package Goods/Cosmetics (1.9%)
     380            Alberto-Culver Co. (Class B) .........         8,123
   2,308            Avon Products, Inc. ..................        62,460
   2,521            Clorox Co. ...........................       101,943
   4,848            Colgate-Palmolive Co. ................       253,005
   8,888            Gillette Co. .........................       313,302
   1,122            International Flavors &
                      Fragrances, Inc. ...................        33,660
   5,913            Kimberly-Clark Corp. .................       305,628
  14,265            Procter & Gamble Co. .................     1,255,320
                                                             -----------
                                                               2,333,441
                                                             -----------
                    Packaged Foods (0.9%)
   4,119            Bestfoods ............................       172,741
   3,508            General Mills, Inc. ..................       115,545
   4,160            Heinz (H.J.) Co. .....................       132,860
   4,308            Nabisco Group Holdings Corp. .........        37,157
   4,142            Ralston-Ralston Purina Group .........       117,270
  11,283            Sara Lee Corp. .......................       169,245
   6,998            Unilever N.V. (Netherlands) ..........       318,409
                                                             -----------
                                                               1,063,227
                                                             -----------
                    Paints/Coatings (0.1%)
   1,760            PPG Industries, Inc. .................        86,900
   1,555            Sherwin-Williams Co. .................        29,739
                                                             -----------
                                                                 116,639
                                                             -----------
                    Paper (0.3%)
     491            Boise Cascade Corp. ..................        14,638
   1,033            Champion International Corp. .........        53,458
   1,935            Fort James Corp. .....................        36,402
   4,268            International Paper Co. ..............       157,116
   1,176            Mead Corp. ...........................        35,207
   1,167            Westavaco Corp. ......................        32,165
     889            Willamette Industries, Inc. ..........        30,170
                                                             -----------
                                                                 359,156
                                                             -----------
                    Photographic Products (0.2%)
   3,571            Eastman Kodak Co. ....................       204,663
                                                             -----------
                    Precious Metals (0.1%)
   4,900            Barrick Gold Corp. (Canada) ..........        79,931
   1,868            Freeport-McMoran Copper &
                      Gold, Inc. (Class B) ...............        25,685

                        See Notes to Financial Statements

Morgan Stanley Dean Witter S&P 500 Select Fund
Portfolio of Investments February 29, 2000, continued

   NUMBER OF
    SHARES                                                         VALUE
 ------------                                                   -----------
    1,807           Newmont Mining Corp. ....................   $    39,980
    3,869           Placer Dome Inc. (Canada) ...............        33,854
                                                                -----------
                                                                    179,450
                                                                -----------
                    Precision Instruments (0.0%)
      271           Tektronix, Inc. .........................        15,718
                                                                -----------
                    Printing/Forms (0.0%)
    1,686           Deluxe Corp. ............................        39,516
                                                                -----------
                    Property - Casualty Insurers (0.1%)
    1,837           Chubb Corp. .............................        90,357
      856           Loews Corp. .............................        38,092
    2,314           St. Paul Companies, Inc. ................        51,776
                                                                -----------
                                                                    180,225
                                                                -----------
                    Railroads (0.3%)
    9,489           Burlington Northern Santa Fe
                      Corp. .................................       186,815
    2,163           Kansas City Southern Industries,
                      Inc. ..................................       170,336
                                                                -----------
                                                                    357,151
                                                                -----------
                    Recreational Products/Toys (0.1%)
    1,865           Brunswick Corp. .........................        32,987
    4,078           Hasbro, Inc. ............................        64,229
                                                                -----------
                                                                     97,216
                                                                -----------
                    Rental/Leasing Companies (0.0%)
      435           Ryder System, Inc. ......................         8,102
                                                                -----------
                    Restaurants (0.3%)
    1,099           Darden Restaurants, Inc. ................        14,493
   11,220           McDonald's Corp. ........................       354,131
    1,358           Tricon Global Restaurants, Inc.* ........        36,157
      984           Wendy's International, Inc. .............        15,498
                                                                -----------
                                                                    420,279
                                                                -----------
                    Savings & Loan Associations (0.1%)
    6,427           Washington Mutual, Inc. .................       142,197
                                                                -----------
                    Semiconductors (5.7%)
    1,174           Advanced Micro Devices, Inc.* ...........        45,933
    1,899           Analog Devices, Inc.* ...................       298,143
    1,624           Conexant Systems, Inc.* .................       159,558
   36,089           Intel Corp.** ...........................     4,078,057
    3,270           LSI Logic Corp.* ........................       209,484
    2,210           Micron Technology, Inc.* ................       216,718
    1,906           National Semiconductor Corp.* ...........       143,188
    8,668           Texas Instruments, Inc. .................     1,443,222
    3,595           Xilinx, Inc.* ...........................       286,701
                                                                -----------
                                                                  6,881,004
                                                                -----------


   NUMBER OF
    SHARES                                                         VALUE
 ------------                                                   -----------
                    Services to the Health Industry (0.1%)
   3,784            IMS Health Inc. .........................   $    76,153
   2,006            Quintiles Transnational Corp.* ..........        59,553
     208            Shared Medical Systems Corp. ............         8,099
                                                                -----------
                                                                    143,805
                                                                -----------
                    Shoe Manufacturing (0.1%)
   3,049            Nike, Inc. (Class B) ....................        86,706
                                                                -----------
                    Specialty Chemicals (0.1%)
   2,877            Air Products & Chemicals, Inc. ..........        74,083
   1,494            Engelhard Corp. .........................        20,356
     172            FMC Corp.* ..............................         8,310
     941            Grace (W. R.) & Co. .....................         9,469
   1,279            Sigma-Aldrich Corp. .....................        30,376
                                                                -----------
                                                                    142,594
                                                                -----------
                    Specialty Insurers (0.1%)
   1,294            MBIA, Inc. ..............................        49,657
   1,448            MGIC Investment Corp. ...................        54,119
                                                                -----------
                                                                    103,776
                                                                -----------
                    Specialty Steels (0.0%)
   1,058            Nucor Corp. .............................        52,569
                                                                -----------
                    Steel/Iron Ore (0.0%)
   1,377            Bethlehem Steel Corp.* ..................         7,832
   1,000            USX-U.S. Steel Group ....................        21,875
                                                                -----------
                                                                     29,707
                                                                -----------
                    Telecommunication Equipment (5.7%)
   3,372            ADC Telecommunications, Inc.* ...........       151,319
     803            Comverse Technology, Inc.* ..............       157,639
   3,407            Corning Inc. ............................       640,516
  33,823            Lucent Technologies Inc. ................     2,012,469
   7,436            Motorola, Inc. ..........................     1,267,838
  14,488            Nortel Networks Corp. (Canada) ..........     1,615,412
   5,457            QUALCOMM Inc.* ..........................       777,281
     960            Scientific-Atlanta, Inc. ................        98,580
   4,300            Tellabs, Inc.* ..........................       206,400
                                                                -----------
                                                                  6,927,454
                                                                -----------
                    Textiles (0.0%)
     286            Springs Industries, Inc. (Class A) ......        10,135
                                                                -----------
                    Tobacco (0.4%)
  21,140            Philip Morris Companies, Inc. ...........       424,121
                                                                -----------
                    Tools/Hardware (0.1%)
   1,354            Black & Decker Corp. ....................        44,597
     208            Briggs & Stratton Corp. .................         6,955
     574            Snap-On, Inc. ...........................        12,520
                                                                -----------
                                                                     64,072
                                                                -----------

                        See Notes to Financial Statements

Morgan Stanley Dean Witter S&P 500 Select Fund
Portfolio of Investments February 29, 2000, continued

 PRINCIPAL
 AMOUNT IN
 THOUSANDS                                                   VALUE
-----------                                              ------------
              TOTAL COMMON STOCKS
              (Identified Cost $94,885,634) ..........   $116,638,217
                                                         ------------
              SHORT-TERM INVESTMENT (3.4%)
              REPURCHASE AGREEMENT
$  4,092      The Bank of New York 5.688%
                due 03/01/00 (dated 02/29/00;
                proceeds $4,093,539) (a)
                (Identified Cost $4,092,892)............    4,092,892
                                                         ------------

TOTAL INVESTMENTS
(Identified Cost $98,978,526) (b) .........     99.7%     120,731,109
OTHER ASSETS IN EXCESS OF
LIABILITIES ...............................      0.3          326,159
                                               -----     ------------
NET ASSETS ................................    100.0%    $121,057,268
                                               =====     ============

--------------------------------
*    Non-income producing security.
** Some or all of these securities are segregated in connection with open futures contracts.
(a) Collateralized by $4,151,800 Federal National Mortgage Assoc. 7.392% due 05/01/24 valued at $4,174,765.
(b) The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross unrealized appreciation is $31,054,546 and the aggregate gross unrealized depreciation is $9,301,963, resulting in net unrealized appreciation of $21,752,583.

FUTURES CONTRACTS OPEN AT FEBRUARY 29, 2000:


               DESCRIPTION      UNDERLYING
 NUMBER OF   DELIVERY MONTH,   FACE AMOUNT    UNREALIZED
 CONTRACTS       AND YEAR        AT VALUE        LOSS
----------------------------------------------------------

     13     S&P 500 Index/    $4,459,000    $(212,242)
              March 2000






                        See Notes to Financial Statements

Morgan Stanley Dean Witter S&P 500 Select Fund
Financial Statements

STATEMENT OF ASSETS AND LIABILITIES
February 29, 2000


ASSETS:
Investments in securities, at value
  (identified cost $98,978,526) ...................................    $120,731,109
Cash ..............................................................          31,417
Receivable for:
   Shares of beneficial interest sold .............................         558,394
   Dividends ......................................................         124,612
   Variation margin on futures contracts ..........................          78,975
Prepaid expenses and other assets .................................          70,487
                                                                       ------------
   TOTAL ASSETS ...................................................     121,594,994
                                                                       ------------
LIABILITIES:
Payable for:
   Shares of beneficial interest repurchased ......................         328,457
   Plan of distribution fee .......................................          93,950
   Investment management fee ......................................          58,580
Accrued expenses and other payables ...............................          56,739
                                                                       ------------
   TOTAL LIABILITIES ..............................................         537,726
                                                                       ------------
   NET ASSETS .....................................................    $121,057,268
                                                                       ============
COMPOSITION OF NET ASSETS:
Paid-in-capital ...................................................    $100,992,421
Net unrealized appreciation .......................................      21,540,341
Accumulated net realized loss .....................................      (1,475,494)
                                                                       ------------
   NET ASSETS .....................................................    $121,057,268
                                                                       ============

CLASS A SHARES:
Net Assets ........................................................      $4,703,158
Shares Outstanding (unlimited authorized, $.01 par value) .........         359,040
   NET ASSET VALUE PER SHARE ......................................          $13.10
                                                                             ======
   MAXIMUM OFFERING PRICE PER SHARE,
   (net asset value plus 5.54% of net asset value) ................          $13.83
                                                                             ======

CLASS B SHARES:
Net Assets ........................................................    $106,069,839
Shares Outstanding (unlimited authorized, $.01 par value) .........       8,174,825
   NET ASSET VALUE PER SHARE ......................................          $12.98
                                                                             ======

CLASS C SHARES:
Net Assets ........................................................      $9,130,844
Shares Outstanding (unlimited authorized, $.01 par value) .........         703,585
   NET ASSET VALUE PER SHARE ......................................          $12.98
                                                                             ======

CLASS D SHARES:
Net Assets ........................................................      $1,153,427
Shares Outstanding (unlimited authorized, $.01 par value) .........          87,812
   NET ASSET VALUE PER SHARE ......................................          $13.14
                                                                             ======

                        See Notes to Financial Statements

Morgan Stanley Dean Witter S&P 500 Select Fund
Financial Statements, continued

STATEMENT OF OPERATIONS
For the year ended February 29, 2000



NET INVESTMENT LOSS:
INCOME
Dividends (net of $13,542 foreign withholding tax) .........    $  1,323,296
Interest ...................................................         240,030
                                                                ------------
   TOTAL INCOME ............................................       1,563,326
                                                                ------------
EXPENSES
Plan of distribution fee (Class A shares) ..................          10,747
Plan of distribution fee (Class B shares) ..................       1,040,513
Plan of distribution fee (Class C shares) ..................          87,813
Investment management fee ..................................         705,671
Transfer agent fees and expenses ...........................         144,803
Offering costs .............................................          77,629
Registration fees ..........................................          59,587
Professional fees ..........................................          43,173
Custodian fees .............................................          37,584
Shareholder reports and notices ............................          28,736
Trustees' fees and expenses ................................          13,477
Other ......................................................          28,050
                                                                ------------
   TOTAL EXPENSES ..........................................       2,277,783
                                                                ------------
   NET INVESTMENT LOSS .....................................        (714,457)
                                                                ------------
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain/loss on:
   Investments .............................................      (1,729,802)
   Futures contracts .......................................         138,987
                                                                ------------
   NET LOSS ................................................      (1,590,815)
                                                                ------------
Net change in unrealized appreciation/depreciation on:
   Investments .............................................      13,151,412
   Futures contracts .......................................         (95,717)
                                                                ------------
   NET APPRECIATION ........................................      13,055,695
                                                                ------------
   NET GAIN ................................................      11,464,880
                                                                ------------
NET INCREASE ...............................................    $ 10,750,423
                                                                ============

                        See Notes to Financial Statements

Morgan Stanley Dean Witter S&P 500 Select Fund
Financial Statements, continued

STATEMENT OF CHANGES IN NET ASSETS



                                                                             FOR THE PERIOD
                                                        FOR THE YEAR       SEPTEMBER 28, 1998*
                                                           ENDED                 THROUGH
                                                     FEBRUARY 29, 2000      FEBRUARY 28, 1999
                                                    -------------------   --------------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment loss .............................      $   (714,457)          $   (92,893)
Net realized gain (loss) ........................        (1,590,815)              685,459
Net change in unrealized appreciation ...........        13,055,695             8,484,646
                                                       ------------           -----------
   NET INCREASE .................................        10,750,423             9,077,212
                                                       ------------           -----------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
   Class A shares ...............................                 -                (3,651)
   Class B shares ...............................                 -               (13,797)
   Class C shares ...............................                 -                  (301)
   Class D shares ...............................                 -                  (252)

Net realized gain
   Class A shares ...............................           (16,029)               (4,603)
   Class B shares ...............................          (368,751)             (128,154)
   Class C shares ...............................           (29,852)               (8,097)
   Class D shares ...............................              (910)                 (235)
                                                       ------------           -----------
   TOTAL DIVIDENDS AND DISTRIBUTIONS ............          (415,542)             (159,090)
                                                       ------------           -----------
Net increase from transactions in shares of
  beneficial interest ...........................        17,812,441            83,891,824
                                                       ------------           -----------
   NET INCREASE .................................        28,147,322            92,809,946

NET ASSETS:
Beginning of period .............................        92,909,946               100,000
                                                       ------------           -----------
   END OF PERIOD ................................      $121,057,268           $92,909,946
                                                       ============           ===========

---------------------
*    Commencement of operations.


                        See Notes to Financial Statements

Morgan Stanley Dean Witter S&P 500 Select Fund
Notes to Financial Statements February 29, 2000

1. ORGANIZATION AND ACCOUNTING POLICIES

Morgan Stanley Dean Witter S&P 500 Select Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is to provide a total return (before expenses) that exceeds the total return of the Standard & Poor's 500 Composite Stock Price Index (the "S&P 500 Index"). The Fund seeks to achieve its objective by investing, under normal circumstances, at least 80% of the value of its net assets in common stocks of selected companies included in the S&P 500 Index. The Fund was organized as a Massachusetts business trust on June 8, 1998 and had no operations other than those relating to organizational matters and the issuance of 2,500 shares of beneficial interest by each class for $25,000 of each class to Morgan Stanley Dean Witter Advisors Inc. (the "Investment Manager") to effect the Fund's initial capitalization. The Fund commenced operations on September 28, 1998.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS - (1) an equity security listed or traded on the New York, American or other domestic or foreign stock exchange is valued at its latest sale price on that exchange prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market pursuant to procedures adopted by the Trustees); (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price prior to the time of valuation; (3) when market quotations are not readily available, including circumstances under which it is determined by the Investment Manager that sale or bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees; and (4) short-term debt securities having a maturity date of more than sixty days at time of

Morgan Stanley Dean Witter S&P 500 Select Fund
Notes to Financial Statements February 29, 2000, continued

purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS - Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted over the life of the respective securities. Interest income is accrued daily.

C. MULTIPLE CLASS ALLOCATIONS - Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

D. FUTURES CONTRACTS - A futures contract is an agreement between two parties to buy and sell financial instruments at a set price on a future date. Upon entering into such a contract, the Fund is required to pledge to the broker cash, U.S. Government securities or other liquid portfolio securities equal to the minimum initial margin requirements of the applicable futures exchange. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract, which is known as variation margin. Such receipts or payments are recorded by the Fund as unrealized gains or losses. Upon closing of the contract, the Fund realizes a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

E. FEDERAL INCOME TAX STATUS - It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

F. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS - The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

Morgan Stanley Dean Witter S&P 500 Select Fund
Notes to Financial Statements February 29, 2000, continued

G. OFFERING COSTS - The Investment Manager incurred offering costs on behalf of the Fund in the amount of approximately $143,000 and was reimbursed for the full amount thereof. Such expenses were deferred and fully amortized as of September 28, 1999.

2. INVESTMENT MANAGEMENT AGREEMENT

Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the annual rate of 0.60% to the net assets of the Fund determined as of the close of each business day.

Under the terms of the Agreement, in addition to managing the Fund's investments, the Investment Manager maintains certain of the Fund's books and records and furnishes, at its own expense, office space, facilities, equipment, clerical, bookkeeping and certain legal services and pays the salaries of all personnel, including officers of the Fund who are employees of the Investment Manager. The Investment Manager also bears the cost of telephone services, heat, light, power and other utilities provided to the Fund.

3. PLAN OF DISTRIBUTION

Shares of the Fund are distributed by Morgan Stanley Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A - up to 0.25% of the average daily net assets of Class A; (ii) Class B - 1.0% of the average daily net assets of Class B; and (iii) Class C - up to 1.0% of the average daily net assets of Class C. In the case of Class A shares, amounts paid under the Plan are paid to the Distributor for services provided. In the case of Class B and Class C shares, amounts paid under the Plan are paid to the Distributor for (1) services provided and the expenses borne by it and others in the distribution of the shares of these Classes, including the payment of commissions for sales of these Classes and incentive compensation to, and expenses of, Morgan Stanley Dean Witter Financial Advisors and others who engage in or support distribution of the shares or who service shareholder accounts, including overhead and telephone expenses; (2) printing and distribution of prospectuses and reports used in connection with the offering of these shares to other than current shareholders; and (3) preparation, printing and distribution of sales literature and advertising materials. In addition, the Distributor may utilize fees paid pursuant to the Plan, in the case of Class B shares, to compensate Dean Witter Reynolds Inc. ("DWR"), an affiliate of the Investment Manager and Distributor, and other selected broker-dealers for their opportunity costs in advancing such amounts, which compensation would be in the form of a carrying charge on any unreimbursed expenses.

Morgan Stanley Dean Witter S&P 500 Select Fund
Notes to Financial Statements February 29, 2000, continued

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts, including carrying charges, totaled $216,540 at February 29, 2000.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Dean Witter Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the year ended February 29, 2000, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 1.0%, respectively.

The Distributor has informed the Fund that for the year ended February 29, 2000, it received contingent deferred sales charges from certain redemptions of the Fund's Class A shares, Class B shares and Class C shares of $4,005, $328,400 and $8,903, respectively and received $34,477 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the year ended February 29, 2000 aggregated $51,187,669 and $30,922,884, respectively.

Morgan Stanley Dean Witter Trust FSB, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent.

Morgan Stanley Dean Witter S&P 500 Select Fund
Notes to Financial Statements February 29, 2000, continued

5. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest were as follows:

                                                                                                    FOR THE PERIOD
                                                                  FOR THE YEAR                    SEPTEMBER 28, 1998*
                                                                      ENDED                             THROUGH
                                                                FEBRUARY 29, 2000                  FEBRUARY 28, 1999
                                                        ---------------------------------   -------------------------------
                                                             SHARES            AMOUNT           SHARES           AMOUNT
                                                        ---------------   ---------------   -------------   ---------------
CLASS A SHARES
Sold ................................................         195,682      $   2,483,357        287,669      $  3,063,240
Reinvestment of dividends and distributions .........           1,113             14,063            696             8,153
Redeemed ............................................        (115,113)        (1,473,680)       (13,507)         (148,699)
                                                             --------      -------------        -------      ------------
Net increase - Class A ..............................          81,682          1,023,740        274,858         2,922,694
                                                             --------      -------------        -------      ------------
CLASS B SHARES
Sold ................................................       3,616,854         45,961,205      7,352,876        78,346,802
Reinvestment of dividends and distributions .........          26,589            334,485         11,216           131,227
Redeemed ............................................      (2,525,828)       (32,424,065)      (309,382)       (3,536,821)
                                                           ----------      -------------      ---------      ------------
Net increase - Class B ..............................       1,117,615         13,871,625      7,054,710        74,941,208
                                                           ----------      -------------      ---------      ------------
CLASS C SHARES
Sold ................................................         379,260          4,809,371        590,107         6,366,780
Reinvestment of dividends and distributions .........           2,318             29,166            691             8,077
Redeemed ............................................        (223,405)        (2,877,016)       (47,886)         (514,807)
                                                           ----------      -------------      ---------      ------------
Net increase - Class C ..............................         158,173          1,961,521        542,912         5,860,050
                                                           ----------      -------------      ---------      ------------
CLASS D SHARES
Sold ................................................          76,694          1,032,652         14,665           167,520
Reinvestment of dividends and distributions .........              54                685             42               488
Redeemed ............................................          (6,132)           (77,782)           (11)             (136)
                                                           ----------      -------------      ---------      ------------
Net increase - Class D ..............................          70,616            955,555         14,696           167,872
                                                           ----------      -------------      ---------      ------------
Net increase in Fund ................................       1,428,086      $  17,812,441      7,887,176      $ 83,891,824
                                                            =========      =============      =========      ============

---------------
*      Commencement of operations.


6. FEDERAL INCOME TAX STATUS

At February 29, 2000, the Fund had a net capital loss carryover of approximately $746,000 which will be available through February 29, 2008 to offset future capital gains to the extent provided by regulations.

Morgan Stanley Dean Witter S&P 500 Select Fund
Notes to Financial Statements February 29, 2000, continued

Capital losses incurred after October 31 ("post-October" losses) within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. The Fund incurred and will elect to defer net capital losses of approximately $612,000 during fiscal 2000.

As of February 29, 2000, the Fund had temporary book/tax differences primarily attributable to post-October losses, the mark-to-market of futures contracts and capital loss deferrals on wash sales and permanent book/tax differences primarily attributable to nondeductible expenses and a net operating loss. To reflect reclassifications arising from the permanent differences, paid-in-capital was charged $715,639, undistributed net realized gain was credited $1,182 and net investment loss was credited $714,457.

7. PURPOSES OF AND RISKS RELATING TO CERTAIN FINANCIAL INSTRUMENTS

The Fund may purchase and sell stock index futures ("futures contracts") for the following reasons: to simulate full investment in the S&P 500 Index while retaining a cash balance for fund management purposes; to facilitate trading; to reduce transaction costs; or to seek higher investment returns when a futures contract is priced more attractively than stocks comprising the S&P 500 Index.

These futures contracts involve elements of market risk in excess of the amount reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the value of the underlying securities.

At February 29, 2000, the Fund had outstanding futures contracts.

Morgan Stanley Dean Witter S&P 500 Select Fund
Financial Highlights

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                                              FOR THE PERIOD
                                                        FOR THE YEAR        SEPTEMBER 28, 1998*
                                                           ENDED                  THROUGH
                                                     FEBRUARY 29, 2000       FEBRUARY 28, 1999
                                                    -------------------   ----------------------
CLASS A SHARES++
SELECTED PER SHARE DATA:
Net asset value, beginning of period ............           $11.79                  $10.00
                                                           -------              ----------
Income from investment operations:
 Net investment income ..........................             0.01                    0.02
 Net realized and unrealized gain ...............             1.34                    1.81
                                                           -------              ----------
Total income from investment operations .........             1.35                    1.83
                                                           -------              ----------
Less dividends and distributions from:
 Net investment income ..........................                -                   (0.02)
 Net realized gains .............................            (0.04)                  (0.02)
                                                           --------             ----------
Total dividends and distributions ...............            (0.04)                  (0.04)
                                                           --------             ----------
Net asset value, end of period ..................           $13.10                  $11.79
                                                            ======                  ======
TOTAL RETURN + ..................................            11.50%                  18.32%(1)

RATIOS TO AVERAGE NET ASSETS(4):
Expenses ........................................             1.22%                   1.23%(2)(3)
Net investment income ...........................             0.11%                   0.38%(2)(3)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands .........           $4,703                  $3,269
Portfolio turnover rate .........................               26%                      3%(1)

-------------
*    Commencement of operations.
++ The per share amounts were computed using an average number of shares outstanding during the period.
+ Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) If the Fund had borne all of its expenses that were reimbursed or waived by the Investment Manager, the annualized expense and the net investment income ratios would have been 1.55% and 0.06%, respectively, for the period ended February 28, 1999.
(4) Reflects overall Fund ratios for investment income and non-class specific expenses.


                        See Notes to Financial Statements

Morgan Stanley Dean Witter S&P 500 Select Fund
Financial Highlights, continued

                                                                                 FOR THE PERIOD
                                                          FOR THE YEAR         SEPTEMBER 28, 1998*
                                                             ENDED                   THROUGH
                                                       FEBRUARY 29, 2000        FEBRUARY 28, 1999
                                                      -------------------   ------------------------
CLASS B SHARES++
SELECTED PER SHARE DATA:
Net asset value, beginning of period ..............          $11.76                    $10.00
                                                             ------                    ------
Income (loss) from investment operations:

 Net investment loss ..............................           (0.08)                    (0.02)
 Net realized and unrealized gain .................            1.34                      1.80
                                                             ------                    ------
Total income from investment operations ...........            1.26                      1.78
                                                             ------                    ------
Less distributions from net realized gain .........           (0.04)                    (0.02)#
                                                             ------                    ------
Net asset value, end of period ....................          $12.98                    $11.76
                                                             ======                    ======
TOTAL RETURN + ....................................           10.67 %                   17.96 %(1)

RATIOS TO AVERAGE NET ASSETS(4):
Expenses ..........................................            1.97 %                    1.98 %(2)(3)
Net investment loss ...............................           (0.64)%                   (0.37)%(2)(3)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands ...........        $106,070                   $83,021
Portfolio turnover rate ...........................              26 %                       3 %(1)

--------------
*    Commencement of operations.
++ The per share amounts were computed using an average number of shares outstanding during the period.
+ Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
#    Includes $0.002 of dividends from net investment income.
(1)  Not annualized.
(2)  Annualized.
(3) If the Fund had borne all of its expenses that were reimbursed or waived by the Investment Manager, the annualized expense and the net investment income ratios would have been 2.30% and (0.69)%, respectively, for period ended February 28, 1999.
(4) Reflects overall Fund ratios for investment income and non-class specific expenses.

                        See Notes to Financial Statements

Morgan Stanley Dean Witter S&P 500 Select Fund
Financial Highlights, continued

                                                                                  FOR THE PERIOD
                                                           FOR THE YEAR         SEPTEMBER 28, 1998*
                                                              ENDED                   THROUGH
                                                        FEBRUARY 29, 2000        FEBRUARY 28, 1999
                                                       -------------------   ------------------------
CLASS C SHARES++
SELECTED PER SHARE DATA:
Net asset value, beginning of period ...............         $11.77                    $10.00
                                                             ------                    ------
Income (loss) from investment operations:

 Net investment loss ...............................          (0.08)                    (0.02)
 Net realized and unrealized gain ..................           1.33                      1.81
                                                             ------                    ------
Total income from investment operations ............           1.25                      1.79
                                                             ------                    ------
Less distributions from net realized gains .........          (0.04)                    (0.02)#
                                                             ------                    ------
Net asset value, end of period .....................         $12.98                    $11.77
                                                             ======                    ======
TOTAL RETURN + .....................................          10.67 %                   17.94 %(1)

RATIOS TO AVERAGE NET ASSETS(4):
Expenses ...........................................           1.97 %                    1.98 %(2)(3)
Net investment loss ................................          (0.64)%                   (0.37)%(2)(3)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands ............         $9,131                    $6,417
Portfolio turnover rate ............................             26 %                       3 %(1)

--------------
*    Commencement of operations.
++ The per share amounts were computed using an average number of shares outstanding during the period.
+ Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
#    Includes $.000859 of dividends from net investment income.
(1)  Not annualized.
(2)  Annualized.
(3) If the Fund had borne all of its expenses that were reimbursed or waived by the Investment Manager, the annualized expense and the net investment income ratios would have been 2.30% and (0.69)%, respectively, for the period ended February 28, 1999.
(4) Reflects overall Fund ratios for investment income and non-class specific expenses.

                        See Notes to Financial Statements

Morgan Stanley Dean Witter S&P 500 Select Fund
Financial Highlights, continued

                                                                              FOR THE PERIOD
                                                        FOR THE YEAR        SEPTEMBER 28, 1998*
                                                           ENDED                  THROUGH
                                                     FEBRUARY 29, 2000       FEBRUARY 28, 1999
                                                    -------------------   ----------------------
CLASS D SHARES++
SELECTED PER SHARE DATA:
Net asset value, beginning of period ............         $11.79                  $10.00
                                                          ------                  ------
Income from investment operations:

 Net investment income ..........................           0.04                    0.02
 Net realized and unrealized gain ...............           1.35                    1.81
                                                          ------                  ------
Total income from investment operations .........           1.39                    1.83
                                                          ------                  ------
Less dividends and distributions from:

 Net investment income ..........................              -                   (0.02)
 Net realized gains .............................          (0.04)                  (0.02)
                                                          ------                  ------
Total dividends and distributions ...............          (0.04)                  (0.04)
                                                          ------                  ------
Net asset value, end of period ..................         $13.14                  $11.79
                                                          ======                  ======
TOTAL RETURN + ..................................          11.84%                  18.38%(1)

RATIOS TO AVERAGE NET ASSETS(4):
Expenses ........................................           0.97%                   0.98%(2)(3)
Net investment income ...........................           0.36%                   0.63%(2)(3)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands .........         $1,153                    $203
Portfolio turnover rate .........................             26%                      3%(1)

--------------
*    Commencement of operations.
++ The per share amounts were computed using an average number of shares outstanding during the period.
+ Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) If the Fund had borne all of its expenses that were reimbursed or waived by the Investment Manager, the annualized expense and the net investment income ratios would have been 1.30% and 0.31%, respectively, for the period ended February 28, 1999.
(4) Reflects overall Fund ratios for investment income and non-class specific expenses.

                        See Notes to Financial Statements

Morgan Stanley Dean Witter S&P 500 Select Fund
Report of Independent Accountants

TO THE SHAREHOLDERS AND TRUSTEES
OF MORGAN STANLEY DEAN WITTER S&P 500 SELECT FUND

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Morgan Stanley Dean Witter S&P 500 Select Fund (the "Fund") at February 29, 2000, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for the year then ended and for the period September 28, 1998 (commencement of operations) through February 28, 1999, in conformity with accounting principles generally accepted in the United States. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 29, 2000 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP 1177
Avenue of the Americas
New York, New York 10036
April 17, 2000

                      2000 FEDERAL TAX NOTICE (unaudited)

     For the period ended February 29, 2000, the Fund paid to shareholders $0.03 per share from long-term capital gains. For such period, 97.46% of the income paid qualified for the dividends received deduction available to corporations.

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









                 (This page has been left blank intentionally.)

TRUSTEES

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder

OFFICERS

Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Mitchell M. Merin
President

Barry Fink
Vice President, Secretary and General Counsel

Guy Rutherford, Jr.
Vice President

Kevin Jung
Assistant Vice President

Thomas F. Caloia
Treasurer

TRANSFER AGENT

Morgan Stanley Dean Witter Trust FSB
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York 10036

INVESTMENT MANAGER

Morgan Stanley Dean Witter Advisors Inc.
Two World Trade Center
New York, New York 10048

This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its officers and trustees, fees, expenses and other pertinent information, please see the prospectus of the Fund.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Read the prospectus carefully before investing.


MORGAN STANLEY
DEAN WITTER
S&P 500
SELECT FUND




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ANNUAL REPORT
February 29, 2000